Prepaid Expenses and Other Current Assets (FY) (Details) - USD ($)	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	[1]	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid insurance	$ 1,730,000		$ 1,730,000			$ 1,530,000	$ 2,869,000
Prepaid marketing	292,000		292,000			387,000	2,321,000
Prepaid software	1,954,000		1,954,000			2,406,000	2,762,000
Other prepaid expenses and other current assets	2,433,000		2,433,000			1,655,000	1,010,000
Prepaid expenses and other current assets	6,409,000		6,409,000			5,978,000	8,962,000
Property, Plant and Equipment [Line Items]
Impairment charges	$ 0	$ 8,382,000	$ 0	$ 8,382,000		24,403,000	4,317,000	$ 2,372,000
Abandoned Cloud Computing Arrangement
Property, Plant and Equipment [Line Items]
Impairment charges						$ 0	$ 800,000

[1]	For the nine months ended September 30, 2023, provision (recovery) for credit losses and change in accounts receivable have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.